11 Greenway Plaza
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invesco.com
December 2, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859
1933 Act Registration No. 033-44611
1940 Act Registration No. 811-06463
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class C, Class R, Class Y and Class R5 shares, as applicable, of:
Invesco EQV Asia Pacific Equity Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 106 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 27, 2024.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-5231 or Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle Associate General Counsel